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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
110 16th Street
Suite 1400
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2004
Date of reporting period: 01/31/2005

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Item 1 Semi Annual Report
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American Growth Fund, Inc.
Semi Annual Report
For the six months ended January 31, 2005

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Dear Shareholder



Every long-term investor needs a manager that has seen the ups and downs of the markets.

I have been the manager of the American Growth Fund since 1958 and dare to say I am one of the most experienced money managers in the industry having seen it all. Since 1958 (over 46 years) I have seen 9 bull and bear markets. I have seen 4 wars and much more. I have lead the American Growth Fund through all of these markets.

Navigating the upcoming markets will take this type of experience to give you, our shareholders, the best opportunities. Current domestic markets, the ever-changing world markets, the recent unprecedented natural disasters, continue to haunt the market. I am excited and optimistic about the upcoming market and have tried to position our portfolio to take advantage of these times.

My staff and I are always available to discuss your account with you, so please give us a call toll free at 800-525-2406.

American Growth Fund wishes you A Good Future!



Sincerely,

/s/Robert Brody
Robert Brody
President

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2005 (unaudited)
                                                                    Market
Description of Security                            Shares            Value
--------------------------------------------------------------------------
                              COMMON STOCK
                Computer & Peripherals Industry - 22.54%
Hewlett Packard Company. . . . . . . . . . . . . . 217,977     $ 4,270,169
     (A designer and manufacturer of precision
     electronic products.)
Cisco Systems* . . . . . . . . . . . . . . . . . . .80,000       1,443,200
     (The leading supplier of high-performance
     inter-networking products.)
EMC Corp.* . . . . . . . . . . . . . . . . . . . . .70,000         917,000
     (Designs, manufactures, markets, and supports             -----------
     high performance storage products for selected
     mainframe and open computing systems.)
                                                                 6,630,369
                                                               -----------

                     Semiconductor Industry - 21.49%
Intel Corp.  . . . . . . . . . . . . . . . . . . . 120,000       2,694,000
     (A leading manufacturer of integrated circuits.)
Motorola Inc.  . . . . . . . . . . . . . . . . . . 105,000       1,652,700
     (A leading manufacturer of electronic equipment
     and components.)
Texas Instruments, Inc.  . . . . . . . . . . . . .  46,000       1,067,660
     (The leading supplier of digital signal
     processors and analog devices.)
Integrated Device Technology*  . . . . . . . . . . .60,000         704,400
     (Produces digital integrated circuits.)
Freescale Semiconductor Inc. Class B*  . . . . . . .11,593         202,530
     (A global semiconductor company focused on                -----------
     providing embedded processing and connectivity
     products to large, high-growth markets.)
                                                                 6,321,290
                                                               -----------

                     Biotechnology Industry - 14.39%
Amgen Inc.*  . . . . . . . . . . . . . . . . . . . .68,000       4,232,320
     (Utilizes biotechnology to develop human                  -----------
     pharmaceutical products.)

                              Drug - 9.22%
Biogen Idec, Inc.* . . . . . . . . . . . . . . . . .41,750       2,712,080
     (A biopharmaceutical company developing                  -----------
     products for the long-term management of cancers, autoimmune and inflammatory diseases.)

                 Semiconductor Capital Equipment - 6.86%
Novellus Systems*  . . . . . . . . . . . . . . . . .40,000       1,046,000
     (Designs, manufactures, markets and services
     equipment used in the fabrication of integrated
     circuits.)
Applied Materials* . . . . . . . . . . . . . . . . .40,000         636,000
     (Produces semiconductor water fabrication
     equipment.)
Teradyne, Inc.*  . . . . . . . . . . . . . . . . . .24,000         336,720
     (The world's largest producer of automated test           -----------
     equipment for semiconductors.)

                                                                 2,018,720
                                                               -----------

*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
                                                                    Market
Description of Security                            Shares            Value
                      Electronics Industry - 4.20%
Symbol Technologies  . . . . . . . . . . . . . . . .67,500     $ 1,235,250
     (A leading provider of barcode driven data                -----------
     management systems.)

                     Entertainment Industry - 3.67%
Time Warner, Inc.* . . . . . . . . . . . . . . . . .60,000       1,080,000
     (The leading internet/media provider.)                    -----------

                        Insurance Industry - 3.29%
AXA ADS. . . . . . . . . . . . . . . . . . . . . . .39,824         966,529
     (The holding company of an international group            -----------
     of insurance and related financial services.)

                          Bank Industry - 3.17%
Morgan (J.P.) Chase & Co.  . . . . . . . . . . . . .25,000         933,250
     (Provides investment banking, asset management,           -----------
     private equity, consumer banking, private banking, and custody and processing services.)

             Computer Software and Services Industry - 2.64%
Fair, Isaac & Co.  . . . . . . . . . . . . . . . . .22,500         777,375
     (Provides decision-making solutions to clients            -----------
     in the financial services, telecommunications and retail industries.)

                            Internet - 2.64%
Verisign, Inc.*  . . . . . . . . . . . . . . . . . .30,000         775,200
     (The leading provider of electronic certificates          -----------
     and internet based trust services.)

                  Wireless Networking Industry - 2.16%
Network Appliance, Inc.* . . . . . . . . . . . . . .20,000         636,800
     (The leading supplier of network attached data            -----------
     storage and access devices, called filers.)

                        Medical Supplies - 1.91%
Cardinal Health, Inc.  . . . . . . . . . . . . . . .10,000         563,200
     (A leading provider of products and services              -----------
     for the health care industry.)

Total Common Stocks (cost $53,622,957) - 98.18%  . . . . . .  $ 28,882,383
                                                               -----------
Total Investments, at Value (cost $53,622,957) . . .98.18%    $ 28,882,383
Cash and Receivable, Less Liabilities. . . . . . . . 1.82%         536,356
                                                   -------     -----------
Net Assets . . . . . . . . . . . . . . . . . . . . 100.00%    $ 29,418,739
                                                   -------     -----------

*Non-income producing security
See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JANUARY 31, 2005
(Unaudited)

ASSETS:
Investments, at market value (cost $53,622,957). . . . . . . .$ 28,882,383
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 568,905
Receivables:
     Shares of beneficial interest sold. . . . . . . . . . . . . . .55,093
     Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,334
                                                               -----------
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . .29,508,715
LIABILITIES:                                                   -----------
Shares of beneficial interest redeemed . . . . . . . . . . . . . . .89,976
                                                               -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .$ 29,418,739
COMPOSITION OF NET ASSETS:                                     -----------
Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . .$ 54,529,876
Accumulated net realized loss from investment transactions . .    (370,563)
Net unrealized depreciation of investments . . . . . . . . . . (24,740,574)
                                                               -----------
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .$ 29,418,739
NET ASSET VALUE PER SHARE:
Class A Shares:
     Net asset value and redemption price per share (based on
     net assets of $5,691,477 and 2,094,435 shares of
     beneficial interest outstanding)  . . . . . . . . . . . . . . .$ 2.72
     Maximum offering price per share (net asset value plus
     sales charge of 5.75% of offering price) . . . . . . . . . . . $ 2.89
Class B Shares:
     Net asset value, redemption price and offering price per
     share (based on net assets of $5,435,294 and 2,137,472
     shares of beneficial interest outstanding)  . . . . . . . . . .$ 2.54
Class C Shares:
     Net asset value, redemption price and offering price per
     share (based on net assets of $4,147,169 and 1,632,438
     shares of beneficial interest outstanding)  . . . . . . . . . .$ 2.54
Class D Shares:
     Net asset value and redemption price per share (based on
     net assets of $14,144,799 and 5,089,810 shares of
     beneficial interest outstanding)  . . . . . . . . . . . . . . .$ 2.78
     Maximum offering price per share (net asset value plus
     sales charge of 5.75% of offering price) . . . . . . . . . . . $ 2.95

See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JANUARY 31, 2005
(Unaudited)
INVESTMENT INCOME:
     Dividends (net of $665 foreign withholding tax credit)  . . .$ 74,875
                                                               -----------
Total investment income  . . . . . . . . . . . . . . . . . . . . .  74,875
EXPENSES:                                                      -----------
Investment advisory fees (Note 5)  . . . . . . . . . . . . . . . . 147,629
Administration expenses (Note 5) . . . . . . . . . . . . . . . . . 156,301
Transfer agent, shareholder servicing and data processing fees . . .93,252
Custodian fees (Note 4)  . . . . . . . . . . . . . . . . . . . . . .40,111
Professional fees  . . . . . . . . . . . . . . . . . . . . . . . . .34,561
Registration and filing fees:
     Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,967
     Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,878
     Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,923
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .20,261
Shareholder reports  . . . . . . . . . . . . . . . . . . . . . . . . 4,148
Distribution and service fees:
Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,997
Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .27,647
Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20,801
Directors fees . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,800
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,772
                                                               -----------
Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . 583,048
Less expenses paid indirectly (Note 4) . . . . . . . . . . . . . . .(2,673)
                                                               -----------
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . 580,375
                                                               -----------
Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . . .(505,500)
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:                   -----------
Net realized loss on investments . . . . . . . . . . . . . . . .(1,100,393)
Net change in unrealized depreciation on investments . . . . . . 2,743,010
                                                               -----------
Net gain on investments  . . . . . . . . . . . . . . . . . . . . 1,642,617
                                                               -----------
Net increase in Net Assets Resulting From Operations . . . . . $ 1,137,117
                                                               -----------
See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                               Six Months
                                                    Ended       Year Ended
                                         January 31, 2005    July 31, 2004
                                              -----------      -----------
                                              (Unaudited)
INCREASE IN NET ASSETS
OPERATIONS:
         Net investment loss . . . . . . . . . $ (505,500)    $ (1,094,369)
         Net realized loss on investments  . . (1,100,393)      (1,926,518)
         Net change in unrealized depreciation
         on investments . . . . . . . . . . . . 2,743,010        2,434,516
         Net increase (decrease) in net assets ----------      -----------
         resulting from operations . . . . . .  1,137,117         (586,371)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
         Dividends from net investment income:
         Class A . . . . . . . . . . . . . . .          -                -
         Class B . . . . . . . . . . . . . . .          -                -
         Class C . . . . . . . . . . . . . . .          -                -
         Class D . . . . . . . . . . . . . . .          -                -
         Distributions from net realized gain:
         Class A . . . . . . . . . . . . . . .          -                -
         Class B . . . . . . . . . . . . . . .          -                -
         Class C . . . . . . . . . . . . . . .          -                -
         Class D . . . . . . . . . . . . . . .          -                -
BENEFICIAL INTEREST TRANSACTIONS:
         Net increase (decrease) in net assets
         resulting from beneficial
         interest transactions (Note 2):
         Class A . . . . . . . . . . . . . . .   (107,191)       1,197,440
         Class B . . . . . . . . . . . . . . .   (356,663)         926,668
         Class C . . . . . . . . . . . . . . .   (329,990)       1,616,410
         Class D . . . . . . . . . . . . . . .   (802,627)      (2,688,430)
                                              -----------      -----------
         Net Assets from Beneficial Interest
         Transactions . . . . . . . . . . . .  (1,569,471)       1,052,088
                                              -----------      -----------
         Total increase (decrease) . . . . . .   (459,354)         465,717
         Net Assets - Beginning of year  . . . 29,878,093       29,412,376
                                              -----------      -----------
         Net Assets - End of year  . . . . . $ 29,418,739     $ 29,878,093
                                              -----------      -----------

See accompanying notes to financial statements.

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Financial Highlights

                                Class A
                             Six Months
                                  Ended
                            January 31,   Year Ended July 31,
                            (unaudited)
                            -----------   -------------------
                                   2005   2004   2003   2002   2001   2000
Per Share Operating Data:
Net Asset Value,
   Beginning of Period . . . . . .$2.61  $2.65  $2.15  $3.97  $8.88  $9.57
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Income (loss) from investment
operations:
Net investment income (loss)4  . (0.05) (0.04) (0.01) (0.11) (0.10) (0.10)
Net realized and unrealized
gain (loss)  . . . . . . . . . .  0.16      -   0.51  (1.67) (3.46)  0.01
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Total income (loss) from
investment operations . . . . . . 0.11  (0.04)  0.50  (1.78) (3.56) (0.09)
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Dividends and distributions to
shareholders: . . . . . . . . . .
Dividends from net investment
income . . . . . . . . . . . . .     -      -      -      -      -      -
Book return of capital . . . . .     -      -      -      -      -      -
Distributions from net realized
gain . . . . . . . . . . . . . .     -      -      -  (0.04) (1.35) (0.60)
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Total dividends and distributions
to shareholders  . . . . . . . .     -      -      -  (0.04) (1.35) (0.60)
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Net Asset Value, End of Period .  $2.72  $2.61  $2.65  $2.15  $3.97  $8.88
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Total Return at Net Asset Value1   4.2% (1.5)%  23.3%(45.2)%(43.5)% (1.6)%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands) . . . . . . . . . $5,691 $5,586 $4,576 $2,716 $3,625 $5,622
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Ratio to average net assets:
Net investment income (loss) . (3.31)%5(3.18)%(4.05)%(3.85)%(2.80)%(0.97)%
Expenses2. . . . . . . . . . .   3.84%5  3.73%  4.71%  4.37%  3.09%  2.28%
Portfolio Turnover Rate3 . . .     0.0%   2.2%   0.0%   0.0%   0.0% 106.7%

                                Class B
                             Six Months
                                  Ended
                            January 31,   Year Ended July 31,
                            (unaudited)
                            -----------   -------------------
                                   2005   2004   2003   2002   2001   2000
Per Share Operating Data:
Net Asset Value,
   Beginning of Period . . . . . .$2.45  $2.50  $2.05  $3.83  $8.70  $9.45
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Income (loss) from investment
operations:
Net investment income (loss)4. . (0.07) (0.05) (0.01) (0.12) (0.13) (0.19)
Net realized and unrealized
gain (loss)  . . . . . . . . . .  0.16      -   0.46  (1.62) (3.39)  0.04
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Total income (loss) from
investment operations . . . . . . 0.09  (0.05)  0.45  (1.74) (3.52) (0.15)
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Dividends and distributions to
shareholders: . . . . . . . . . .
Dividends from net investment
income . . . . . . . . . . . . .     -      -      -      -      -      -
Book return of capital . . . . .     -      -      -      -      -      -
Distributions from net realized
gain . . . . . . . . . . . . . .     -      -      -  (0.04) (1.35) (0.60)
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Total dividends and distributions
to shareholders  . . . .  . . .      -      -      -  (0.04) (1.35) (0.60)
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Net Asset Value, End of Period .  $2.54  $2.45  $2.50  $2.05  $3.83  $8.70
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Total Return at Net Asset Value1 . 3.7% (2.0)%  22.0%(45.8)%(44.0)% (2.3)%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands) . . . . . . . . . $5,435 $5,600 $4,859 $3,019 $3,874 $7,027
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Ratio to average net assets:
Net investment income (loss) . (4.07)%5(3.96)%(4.78)%(4.60)%(3.57)%(1.73)%
Expenses2. . . . . . . . . . .   4.60%5  4.51%  5.45%  5.12%  3.86%  3.05%
Portfolio Turnover Rate3 . . .     0.0%   2.2%   0.0%   0.0%   0.0% 106.7%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total Returns are not annualized for the periods of less than one year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2005, aggregated $0 and $2,171,090, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Annualized

See accompanying notes to financial statements.

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Financial Highlights
                                Class C
                             Six Months
                                  Ended
                            January 31,   Year Ended July 31,
                            (unaudited)
                            -----------   -------------------
                                   2005   2004   2003   2002   2001   2000
Per Share Operating Data:
Net Asset Value,
   Beginning of Period . . . . . .$2.45  $2.50  $2.05  $3.83  $8.68  $9.44
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Income (loss) from investment
operations:
Net investment income (loss)4  . (0.07) (0.02) (0.03) (0.10) (0.04) (0.19)
Net realized and unrealized
gain (loss). . . . . . . . . . .  0.16  (0.03)  0.48  (1.64) (3.46)  0.03
--------------------------------------------------------------------------
Total income (loss) from
investment operations . . . . . . 0.09  (0.05)  0.45  (1.74) (3.50) (0.16)
--------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income . . . . . . . . . . . . . .   -      -      -      -      -      -
Book return of capital . . . . . .   -      -      -      -      -      -
Distributions from net realized
gain . . . . . . . . . . . . . . .   -      -      -  (0.04) (1.35) (0.60)
--------------------------------------------------------------------------
Total dividends and distributions
to shareholders  . . . . . . . . .   -      -      -  (0.04) (1.35) (0.60)
--------------------------------------------------------------------------
Net Asset Value, End of Period . $2.54  $2.45  $2.50  $2.05  $3.83  $8.68
--------------------------------------------------------------------------
Total Return at Net Asset Value1 .3.7% (2.0)%  22.0%(45.8)%(43.8)%  (2.4)%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands) . . . . . . . . .$4,147 $4,337 $2,995 $1,823 $1,542  $1,902
--------------------------------------------------------------------------
Ratio to average net assets:
Net investment income (loss) .(4.09)%5(3.93)%(4.78)%(4.56)%(3.55)% (1.72)%
Expenses2. . . . . . . . . . . .4.62%5  4.48%  5.46%  5.09%  3.84%   3.04%
Portfolio Turnover Rate3 . . . . .0.0%   2.2%   0.0%   0.0%   0.0%  106.7%

                                Class D
                             Six Months
                                  Ended
                            January 31,   Year Ended July 31,
                            (unaudited)
                            -----------   -------------------
                                   2005   2004   2003   2002   2001   2000
Per Share Operating Data:
Net Asset Value,
   Beginning of Period . . . . . .$2.67  $2.70  $2.19  $4.02  $8.94  $9.61
--------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)4  . (0.08) (0.18) (0.13) (0.12) (0.13) (0.08)
Net realized and unrealized
gain (loss)  . . . . . . . . . .  0.19   0.15   0.64  (1.67) (3.44)  0.01
--------------------------------------------------------------------------
Total income (loss) from
investment operations . . . . . . 0.11  (0.03)  0.51  (1.79) (3.57) (0.07)
--------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income . . . . . . . . . . . . . .   -      -      -      -      -      -
Book return of capital . . . . . .   -      -      -      -      -      -
Distributions from net realized
gain . . . . . . . . . . . . . . .   -      -      -  (0.04) (1.35) (0.06)
--------------------------------------------------------------------------
Total dividends and distributions
to shareholders  . . . . . . . . .   -      -      -  (0.04) (1.35) (0.06)
--------------------------------------------------------------------------
Net Asset Value, End of Period . $2.78  $2.67  $2.70  $2.19  $4.02  $8.94
--------------------------------------------------------------------------
Total Return at Net Asset Value1 .4.1% (1.1)%  23.3%(44.9)%(43.3)% (1.5)%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands) . . . . . . . . $14,145$14,356$16,983$15,103$30,666 $61,817
--------------------------------------------------------------------------
Ratio to average net assets:
Net investment income (loss) .(3.07)%5(3.02)%(3.90)%(3.65)%(2.55)% (0.74)%
Expenses2. . . . . . . . . . . .3.60%5  3.56%  4.58%  4.16%  2.84%   2.01%
Portfolio Turnover Rate3 . . . . .0.0%   2.2%   0.0%   0.0%   0.0%  106.7%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total Returns are not annualized for the periods of less than one year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2005, aggregated $0 and $2,171,090, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Annualized

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Notes to Financial Statements
1.  Summary of Significant Accounting Policies
    American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A,
    Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996.
    Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

    Investment Valuation - Investment securities are valued at the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

    Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

    Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

    Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

    Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

    Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended         Year Ended
                          January 31, 2005         July 31, 2004
                          (Unaudited)

                             Shares       Amount      Shares       Amount
--------------------------------------------------------------------------
Class A:
Sold                        433.558   $1,164,175   1,579,839   $4,542,224
Dividends and
distributions
reinvested                        -            -           -            -
Redeemed                   (478,117)  (1,271,366) (1,169,400)  (3,344,784)
                       ---------------------------------------------------
Net increase (decrease)     (44,559)   $(107,191)    410,439   $1,197,440
                       ---------------------------------------------------
--------------------------------------------------------------------------
Class B:
Sold                        177,596     $428,504     727,740   $1,990,228
Dividends and
distributions
reinvested                        -            -           -            -
Redeemed                   (321,790)    (785,167)   (387,332)  (1,063,560)
                       ---------------------------------------------------
Net increase (decrease)    (144,194)   $(356,663)    340,408     $926,668
                       ---------------------------------------------------
--------------------------------------------------------------------------
Class C:
Sold                        242,476     $603,361   1,129,270   $3,136,396
Dividends and
distributions
reinvested                        -            -           -            -
Redeemed                   (378,939)    (933,351)   (557,275)  (1,519,986)
                       ---------------------------------------------------
Net increase (decrease)    (136,463)   $(329,990)    571,995   $1,616,410
                       ---------------------------------------------------
--------------------------------------------------------------------------
Class D:
Sold                         15,948      $44,061      32,223      $94,401
Dividends and
distributions
reinvested                        -            -           -            -
Redeemed                   (305,859)    (846,688)   (947,551)  (2,782,831)
                       ---------------------------------------------------
Net increase (decrease)    (289,911)   $(802,627)   (915,328) $(2,688,430)
                       ---------------------------------------------------

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3.  Unrealized Gains and Losses on Investments
    The identified tax cost basis of investments at January 31, 2005 was $53,622,957. Net unrealized depreciation on investments of $24,740,574, based on identified tax cost as of January 31, 2005, was comprised of gross appreciation of $2,591,554 and gross depreciation of $27,332,128.

4.  Fund Expenses Paid Indirectly
    For the six months ended January 31, 2005, fees for custodian services totaling $2,673, were offset by earnings on cash balances maintained
    by the Fund at the   custodian financial institution. The Fund could
    have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5.  Underwriting, Investment Advisory Contracts and Service Fees
    Under the investment advisory contract with Investment Research Corporation ("IRC"), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

    Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets,
    respectively. Class A shares are subject to   annual service and
    distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

    For the six months ended January 31, 2005 commissions and sales charges paid by investors on the purchase of Fund shares totaled
    $49,989 of which $9,551 was   retained by American Growth Fund
    Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $22,780. For the six months ended January 31, 2005, Sponsors received contingent deferred sales charges of $10,505 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

    The Fund paid $0 to Sponsors for brokerage commission on securities transactions.

    Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 2005, the Fund paid directors' fees and expenses of $2,800.

    For the six months ended January 31, 2005, under an agreement with IRC, the Fund was charged $100,229 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $33,191 by an affiliated company of IRC for the rental of office space.

6.  Federal Income Tax Matters
    Dividends paid by the Fund from net investment income and
    distributions of net realized short-term capital gains are, for
    federal income tax purposes, taxable as   ordinary income to
    shareholders.

    The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss
    carryovers. Income distributions and capital gain   distributions
    are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These
    differences are primarily   due to the differing treatment of net
    operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital. The following reclassification has been made among the components ofnet assets.

                                   Undistributed         Undistributed
                     Paid-in      Net Investment          Net Realized
                     Capital                Loss                  Loss
                ------------      --------------        --------------
                $(10,407,459)         $5,252,977            $5,154,482
                ------------      --------------        --------------

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TRANSFER AGENT: Boston Financial Data Services, Inc., Two Heritage
Drive, North Quincy, MA 02171
CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: Anton Collins Mitchell LLP, 303 East 17th, Suite 600, Denver, CO 80203
LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110
Sixteenth Street, Suite 1400, Denver, CO 80202

OFFICERS AND DIRECTORS
Robert Brody 	        President and Director
Timothy E. Taggart	Treasurer
Michael J. Baum 	Director
Eddie R. Bush 	        Director
Harold Rosen 	        Director

INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody	        President, Treasurer, and Director
Timothy E. Taggart	Executive Vice President and Director

3/2005

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